Segment and Revenue Information (Details) - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 1,556,623	$ 978,233
Cost of sales of goods	(435,198)	(231,479)
Gross profit	1,121,425	746,754
Other income	295,504	310,397
Other gains/(losses) - net	44,330	257,501
General and administrative expenses	(1,616,890)	(1,865,168)
Research and development expenses	(761,421)	(514,388)
Selling and marketing expenses	571,110	517,034
Operating profit/(loss)	(1,488,162)	(1,581,938)
Finance income	259	39
Finance costs	(2,346)
Profit/(loss) for the period	(1,490,249)	(1,581,899)
Assets
Segment assets	8,371,696	7,697,075
Total assets	8,371,696	7,697,075	$ 8,561,647
Liabilities
Segment liabilities	1,521,687	521,234
Total liabilities	1,521,687	521,234	$ 1,210,511
Research and Development [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers
Cost of sales of goods
Gross profit
Other income	290,527	310,166
Other gains/(losses) - net
General and administrative expenses
Research and development expenses	(761,421)	(514,388)
Selling and marketing expenses
Operating profit/(loss)	(470,894)	(204,222)
Finance income
Finance costs
Profit/(loss) for the period	(470,894)	(204,222)
Assets
Segment assets	290,527	310,990
Total assets	290,527	310,990
Liabilities
Segment liabilities	454,733	71,903
Total liabilities	454,733	71,903
HyperImmune Products [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,556,623	978,233
Cost of sales of goods	(435,198)	(231,479)
Gross profit	1,121,425	746,754
Other income		231
Other gains/(losses) - net
General and administrative expenses
Research and development expenses
Selling and marketing expenses	(571,110)	(517,034)
Operating profit/(loss)	550,315	229,951
Finance income
Finance costs
Profit/(loss) for the period	550,315	229,951
Assets
Segment assets	2,761,681	2,801,528
Total assets	2,761,681	2,801,528
Liabilities
Segment liabilities	229,908	5,735
Total liabilities	229,908	5,735
Unallocated [Member]
Disclosure of operating segments [line items]
Revenue from contracts with customers
Cost of sales of goods
Gross profit
Other income	4,977
Other gains/(losses) - net	44,330	257,501
General and administrative expenses	(1,616,890)	(1,865,168)
Research and development expenses
Selling and marketing expenses
Operating profit/(loss)	(1,567,583)	(1,607,667)
Finance income	259	39
Finance costs	(2,346)
Profit/(loss) for the period	(1,569,670)	(1,607,628)
Assets
Segment assets	5,319,488	4,584,557
Total assets	5,319,488	4,584,557
Liabilities
Segment liabilities	837,046	443,596
Total liabilities	$ 837,046	$ 443,596